Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2020
Other Payables and Accruals
Other Payables and Accruals	Other payables and accruals consist of the following:

	December 31,	December 31,
	2019	2020
	HK$	HK$

Accrued salaries, wages and bonus	40	40
Accrued audit and professional fees	1,301	1,529
	1,341	1,569